U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Other income	$ 860	$ 993	$ 907
Total net revenue	22,057	21,308
Expense
Interest expense	2,144	1,639	1,401
Other expense	2,558	1,975	1,819
Income before income taxes and equity in undistributed income of subsidiaries	7,517	8,105	8,030
Applicable income taxes	1,264	2,161	2,097
Net income attributable to U.S. Bancorp	6,218	5,888	5,879
Parent Company [Member]
Income
Interest from subsidiaries	159	140	120
Other income	41	57	55
Total net revenue	5,005	2,301	4,078
Expense
Interest expense	402	327	292
Other expense	124	123	105
Total expense	526	450	397
Income before income taxes and equity in undistributed income of subsidiaries	4,479	1,851	3,681
Applicable income taxes	(176)	(97)	(207)
Income of parent company	4,655	1,948	3,888
Equity in undistributed income of subsidiaries	1,563	3,940	1,991
Net income attributable to U.S. Bancorp	6,218	5,888	5,879
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	4,800	2,100	3,900
Nonbank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	$ 5	$ 4	$ 3